16 Property, plant and equipment (Details 2) - BRL (R$) R$ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, cost	R$ 9,747	R$ 18,335
Property and equipment, accumulated depreciation	(2,271)	(3,683)
Property and equipment, net	7,476	14,652	R$ 4,655	R$ 3,725
Lease [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, cost	3,252	4,296
Property and equipment, accumulated depreciation	(823)	(801)
Property and equipment, net	2,429	3,495	1,060	912
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, cost	481	2,766
Property and equipment, accumulated depreciation
Property and equipment, net	481	2,766	348	261
Land [member] | Lease [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, cost		6
Property and equipment, accumulated depreciation		(3)
Property and equipment, net		3
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, cost	704	4,034
Property and equipment, accumulated depreciation	(95)	(205)
Property and equipment, net	609	3,829	583	437
Buildings [member] | Lease [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, cost	3,205	4,198
Property and equipment, accumulated depreciation	(782)	(749)
Property and equipment, net	2,423	3,449	1,053	901
Improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, cost	3,203	3,023
Property and equipment, accumulated depreciation	(605)	(816)
Property and equipment, net	2,598	2,207	1,733	1,346
Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, cost	1,061	2,326
Property and equipment, accumulated depreciation	(426)	(1,084)
Property and equipment, net	635	1,242	416	351
Facilities [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, cost	354	477
Property and equipment, accumulated depreciation	(85)	(147)
Property and equipment, net	269	330	221	178
Furniture and appliances [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, cost	513	1,163
Property and equipment, accumulated depreciation	(173)	(562)
Property and equipment, net	340	601	226	169
Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, cost	78	140
Property and equipment, accumulated depreciation
Property and equipment, net	78	140	39	43
Total Property and Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, cost	6,495	14,039
Property and equipment, accumulated depreciation	(1,448)	(2,882)
Property and equipment, net	5,047	11,157	3,595	2,813
Equipment [member] | Lease [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, cost	47	92
Property and equipment, accumulated depreciation	(41)	(49)
Property and equipment, net	6	43	7	11
Other [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, cost	101	110
Property and equipment, accumulated depreciation	(64)	(68)
Property and equipment, net	R$ 37	R$ 42	R$ 29	R$ 28